Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 02, 2026	Jan. 03, 2025	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($)	Net Product Revenues (millions) ($)(5)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)
2025	33,239,183	55,131,172	9,093,339	5,300,849	217	125	782.6	2,122.8
2024	12,732,048	39,392,518	4,119,867	11,247,723	200	122	521.3	1,809.4
2023	16,423,307	31,702,754	5,505,198	7,804,316	141	121	207.8	1,628.9
2022	16,877,545	16,020,538	5,149,608	5,038,751	94	116	182.3	1,401.2
2021	7,530,431	15,297,662	3,510,384	5,612,040	107	129	231.1	1,077.3

Company Selected Measure Name	Net Product Revenues
Named Executive Officers, Footnote	Dr. Morrissey was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are as follows: (i) for 2025 Mr. Senner, Dr. Aftab, Mr. Haley, Dr. Hefti, Mr. Hessekiel and Dr. Peterson (ii) for 2024, Mr. Senner, Dr.
Aftab, Dr. Peterson and Mr. Hessekiel; (iii) for 2023, Mr. Senner, Dr. Aftab, Dr. Peterson, Mr. Hessekiel and Dr. Goodman; (iv) for
2022, Mr. Senner, Dr. Goodman, Mr. Haley and Mr. Hessekiel; (iv) for 2021, Mr. Senner, Mr. Haley, Mr. Hessekiel, Dr. Peter
	Lamb and Dr. Gisela M. Schwab.
Peer Group Issuers, Footnote	Represents the company’s cumulative TSR. Cumulative TSR is calculated by dividing (i) the sum of (a) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (b) the difference between our share price at the end and the beginning of the measurement period, by (ii) our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 1, 2021. Cumulative TSR is calculated assuming an investment of $100 in our common stock on January 1, 2021.
(4)  Represents the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology
Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual reports for each of the years in the table.

PEO Total Compensation Amount	$ 33,239,183	$ 12,732,048	$ 16,423,307	$ 16,877,545	$ 7,530,431
PEO Actually Paid Compensation Amount	$ 55,131,172	39,392,518	31,702,754	16,020,538	15,297,662
Adjustment To PEO Compensation, Footnote	Compensation actually paid, as calculated under the SEC’s rules, requires making certain adjustments to the “Total” column of the Summary Compensation Table to reflect the exclusion and inclusion of certain amounts for the PEO and the Non-PEO NEOs;
the tables set forth below reflect those adjustments. Equity values in the tables below are calculated in accordance with FASB
ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” column of the tables below are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table. The differences between the amounts in the “Total” column of the Summary Compensation Table and the “compensation actually paid” are primarily attributable to the appreciation in the price of our common stock and the annual vesting of RSU and earned PSU awards, as well as the value recognized upon or following achievement of performance targets for the PSU awards during the year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	33,239,183	(30,539,552)	52,431,541	55,131,172

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	9,093,339	(7,848,228)	4,055,738	5,300,849

Non-PEO NEO Average Total Compensation Amount	$ 9,093,339	4,119,867	5,505,198	5,149,608	3,510,384
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,300,849	11,247,723	7,804,316	5,038,751	5,612,040
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid, as calculated under the SEC’s rules, requires making certain adjustments to the “Total” column of the Summary Compensation Table to reflect the exclusion and inclusion of certain amounts for the PEO and the Non-PEO NEOs;
the tables set forth below reflect those adjustments. Equity values in the tables below are calculated in accordance with FASB
ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” column of the tables below are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table. The differences between the amounts in the “Total” column of the Summary Compensation Table and the “compensation actually paid” are primarily attributable to the appreciation in the price of our common stock and the annual vesting of RSU and earned PSU awards, as well as the value recognized upon or following achievement of performance targets for the PSU awards during the year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	33,239,183	(30,539,552)	52,431,541	55,131,172

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	9,093,339	(7,848,228)	4,055,738	5,300,849

Equity Valuation Assumption Difference, Footnote	The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2025	35,083,767	14,039,301	—	3,308,473	—	52,431,541

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non- PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non- PEO NEOs ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,747,017	1,974,796	—	787,702	(4,453,777)	4,055,738

Compensation Actually Paid vs. Total Shareholder Return	Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship of the
“compensation actually paid” figures that are included in the pay versus performance tabular disclosure above, to (1)
our cumulative TSR and that of the Nasdaq Biotechnology index, (2) our net income, and (3) our net product revenues, which is our company-selected measure. In addition, the first graph below further illustrates the relationship between our TSR and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs was calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. The graph assumes that $100 was invested on January 1, 2021 in each of our common stock and the Nasdaq Biotechnology Total
Return Index and assumes reinvestment of any dividends.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship of the
“compensation actually paid” figures that are included in the pay versus performance tabular disclosure above, to (1)
our cumulative TSR and that of the Nasdaq Biotechnology index, (2) our net income, and (3) our net product revenues, which is our company-selected measure. In addition, the first graph below further illustrates the relationship between our TSR and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs was calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. The graph assumes that $100 was invested on January 1, 2021 in each of our common stock and the Nasdaq Biotechnology Total
Return Index and assumes reinvestment of any dividends.

Tabular List, Table

Relative TSR
Net Product Revenues

Total Shareholder Return Amount	$ 217	200	141	94	107
Peer Group Total Shareholder Return Amount	125	122	121	116	129
Net Income (Loss)	$ 782,600,000	$ 521,300,000	$ 207,800,000	$ 182,300,000	$ 231,100,000
Company Selected Measure Amount	2,122,800,000	1,809,400,000	1,628,900,000	1,401,200,000	1,077,300,000
PEO Name	Dr. Morrissey
Additional 402(v) Disclosure	SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by us to link the compensation actually paid to our PEO and non-PEO NEOs, for the most
	recently completed fiscal year, to our performance. We have selected net product revenues as this measure.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Net Product Revenues
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,539,552)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,431,541
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,083,767
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,039,301
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,308,473
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,848,228)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,055,738
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,747,017
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,974,796
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	787,702
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,453,777)